INCOME TAXES (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	25.00%
Operating Loss Carryforwards	$ 95,157	$ 40,203
Deferred Tax Assets, Net	$ 23,789	$ 10,051